UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-1090

                              THE JAPAN FUND, INC.
               (Exact name of registrant as specified in charter)

                                    --------

                                AGENT FOR SERVICE
                                John F. McNamara
                         225 Franklin Street 26th Floor

                              Boston, MA 02210-2801

                           COPY To Counsel of the Fund

                              DAVIS POLK & WADDELL
                              450 Lexington Avenue
                               New York, NY 10017
                          Attention: Nora Jordan, Esq.

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-535-2726

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2006

                    DATE OF REPORTING PERIOD: MARCH 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

Schedule of Investments (Unaudited)

The Japan Fund, Inc.                                      AS OF MARCH 31, 2006
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                                                      SHARES          VALUE ($)
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COMMON STOCK 98.2%
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CONSTRUCTION 3.1%
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BUILDING & CONSTRUCTION - MISCELLANEOUS 0.8%
Nishimatsu Construction Co. Ltd.                     255,000          1,044,354
Obayashi Corp.                                       154,000          1,253,564
Shimizu Corp.                                        269,000          1,958,816
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                                                                      4,256,734
--------------------------------------------------------------------------------

BUILDING - RESIDENTIAL/COMMERCIAL 0.4%
Sekisui House                                        152,000          2,267,924
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BUILDING PRODUCTS 1.9%
Kuraray Co. Ltd.                                     192,500          2,263,743
Nippon Steel Corp.*                                1,122,000          4,347,285
Teijin Ltd.                                          192,000          1,277,390
Toray Industries, Inc.                               271,000          2,219,764
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                                                                     10,108,182
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CONSUMER DISCRETIONARY 11.5%
-------------------------------------------------------------------------------

DEPARTMENT & CHAIN STORES 3.2%
Fast Retailing Co. Ltd. (A)                          115,000         11,246,920
Isetan Co. Ltd.                                      168,100          3,663,663
UNY Co. Ltd.                                         126,000          2,015,957
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                                                                     16,926,540
--------------------------------------------------------------------------------

RECREATIONAL PRODUCTS 3.5%
Aeon Fantasy Co. Ltd.*                                22,600            944,787
Konami Corp.                                         135,500          3,413,693
Nintendo Co. Ltd.                                     95,500         14,281,587
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                                                                     18,640,067
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RETAIL - MISC/DIVERSIFIED 4.8%
Aeon Co. Ltd.*                                       250,300          6,071,939
BSL Corp.*                                           375,000            675,504
Daiei*                                               169,700          5,450,472
EDION Corp.                                          153,800          3,685,241
FamilyMart Co. Ltd.                                  111,600          3,499,057
Nissen Co. Ltd.                                       88,200          1,450,140


    The accompanying notes are an integral part of the financial statements.


The Japan Fund, Inc.

Schedule of Investments (Unaudited)

The Japan Fund, Inc.                                      AS OF MARCH 31, 2006
--------------------------------------------------------------------------------

                                                      SHARES          VALUE ($)

RETAIL - MISC/DIVERSIFIED (CONTINUED)
Ryohin Keikaku Co. Ltd.                               53,400          4,478,358
--------------------------------------------------------------------------------
                                                                     25,310,711
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CONSUMER STAPLES 1.4%
--------------------------------------------------------------------------------

CONSUMER ELECTRONIC & PHOTOGRAPHIC 0.4%
Yamada Denki Co. Ltd.                                 18,100          2,086,983
--------------------------------------------------------------------------------

COSMETICS & TOILETRIES 0.3%
Kose Corp.                                            42,080          1,587,520
--------------------------------------------------------------------------------

FOOD & BEVERAGE --0.0%
Hokuto Corp.                                           6,300             96,837
--------------------------------------------------------------------------------

TOBACCO 0.7%
Japan Tobacco, Inc.                                      956          3,362,936
--------------------------------------------------------------------------------

DURABLES 3.9%
--------------------------------------------------------------------------------

AUTOMOBILES 3.9%
Nissan Motor Co. Ltd.                                520,400          6,181,657
NOK Corp.                                             39,700          1,069,326
Toyota Motor Corp.                                   249,400         13,625,984
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                                                                     20,876,967
--------------------------------------------------------------------------------

ENERGY 2.8%
--------------------------------------------------------------------------------

OIL COMP - EXPLORATION & PRODUCTION 2.1%
Inpex Holdings. Inc.*                                  1,299         11,004,359
--------------------------------------------------------------------------------

OIL REFINING & MARKETING 0.7%
Nippon Oil Corp.                                     510,000          3,999,745
--------------------------------------------------------------------------------

FINANCIAL 20.7%
--------------------------------------------------------------------------------

BANKS 8.6%
Hiroshima Bank Ltd.                                  268,000          1,591,741
Mitsubishi UFJ Financial Group, Inc.*                    127          1,942,391
Mizuho Financial Group, Inc.*                          1,880         15,383,125
Nishi-Nippon City Bank Ltd.*                         137,000            747,336


    The accompanying notes are an integral part of the financial statements.


The Japan Fund, Inc.

Schedule of Investments (Unaudited)

The Japan Fund, Inc.                                      AS OF MARCH 31, 2006
--------------------------------------------------------------------------------

                                                      SHARES          VALUE ($)


BANKS (CONTINUED)

Sumitomo Mitsui Financial Group, Inc.*                 1,626         17,960,744
Sumitomo Trust & Banking Co. Ltd.*                   725,000          8,390,263
--------------------------------------------------------------------------------
                                                                     46,015,600
--------------------------------------------------------------------------------

COMMERCIAL BANKS NON - US 0.4%
Tokyo Tomin Bank Ltd.*                                40,900          1,873,150
--------------------------------------------------------------------------------

CONSUMER FINANCE 0.8%
Credit Saison Co. Ltd.*                               78,200          4,325,618
--------------------------------------------------------------------------------

FINANCE - CREDIT CARD 0.5%
Aeon Credit Service Co.                               83,500          2,525,788
--------------------------------------------------------------------------------

OTHER FINANCIAL COMPANIES 5.0%
Jafco Co. Ltd.*                                      145,500         10,978,333
Nikko Cordial Corp.                                  421,500          6,983,813
ORIX Corp.*                                           27,680          8,619,866
--------------------------------------------------------------------------------
                                                                     26,582,012
--------------------------------------------------------------------------------

PROPERTY/CASUALTY INSURANCE 2.7%
Aioi Insurance Co. Ltd.*                             207,000          1,530,207
Sompo Japan Insurance, Inc.*                         345,000          5,003,951
T&D Holdings, Inc.*                                  103,000          8,051,661
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                                                                     14,585,819
--------------------------------------------------------------------------------

REAL ESTATE 1.3%
Leopalace21 Corp.*                                    52,700          1,979,217
Mitsui Fudosan Co. Ltd.                              154,000          3,539,553
TOC Co. Ltd.                                         175,000          1,097,374
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                                                                      6,616,144
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT/SERVICES 1.1%
Mitsubishi Estate Co. Ltd.                           249,000          5,902,880
--------------------------------------------------------------------------------

REAL ESTATE OPERATION/DEVELOPMENT 0.3%
NTT Urban Development*                                   193          1,672,700
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.


The Japan Fund, Inc.

Schedule of Investments (Unaudited)

The Japan Fund, Inc.                                      AS OF MARCH 31, 2006
--------------------------------------------------------------------------------

                                                      SHARES          VALUE ($)

HEALTH 4.2%
--------------------------------------------------------------------------------

MEDICAL - DRUGS 0.3%
Daiichi Sankyo Co.*                                   74,400          1,697,374
--------------------------------------------------------------------------------

MEDICAL - GENERIC DRUGS 0.2%
Sawai Pharmaceutical                                  30,400          1,110,715
--------------------------------------------------------------------------------

MEDICAL PRODUCTS 2.0%
Eisai Co. Ltd.                                        31,000          1,351,262
Terumo Corp.                                         277,600          9,128,320
--------------------------------------------------------------------------------
                                                                     10,479,582
--------------------------------------------------------------------------------

PHARMACEUTICALS 1.7%
Chugai Pharmaceutical Co. Ltd.                        59,900          1,086,639
Shionogi & Co. Ltd.                                  131,000          2,149,384
Takeda Pharmaceutical Co. Ltd.                       104,900          5,980,788
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                                                                      9,216,811
--------------------------------------------------------------------------------

MANUFACTURING 24.1%
--------------------------------------------------------------------------------

BICYCLE MANUFACTURING 0.5%
Shimano                                               86,400          2,598,827
--------------------------------------------------------------------------------

CHEMICALS 5.5%
Dainippon Ink & Chemicals, Inc.*                     460,000          1,711,955
JSR Corp.                                            367,400         10,926,162
Kansai Paint Co. Ltd.                                248,000          2,273,702
Nitto Denko Corp.                                    107,700          9,142,009
Shin-Etsu Chemical Co. Ltd.                           93,600          5,082,029
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                                                                     29,135,857
--------------------------------------------------------------------------------

ELECTRICAL PRODUCTS 3.7%
Nidec Corp.                                          238,600         19,584,298
--------------------------------------------------------------------------------

INDUSTRIAL SPECIALTY 1.8%
Daikin Industries Ltd.                               173,400          6,070,252
Daiwa House Industry Co. Ltd.*                        87,000          1,508,030
Kurita Water Industries Ltd.                          91,500          1,959,215
--------------------------------------------------------------------------------
                                                                      9,537,497
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.


The Japan Fund, Inc.

Schedule of Investments (Unaudited)

The Japan Fund, Inc.                                      AS OF MARCH 31, 2006
--------------------------------------------------------------------------------

                                                      SHARES          VALUE ($)

MACHINERY - MATERIAL HANDLING 0.2%
Daifuku Co. Ltd.*                                     70,500          1,157,329
--------------------------------------------------------------------------------

MACHINERY - PUMPS 0.7%
Ebara Corp.*                                         587,000          3,690,883
--------------------------------------------------------------------------------

MACHINERY/COMPONENTS/CONTROLS 7.5%
Fanuc Ltd.                                            28,700          2,762,945
Fuji Machine Manufacturing Co. Ltd.                  132,900          2,450,446
Horiba Ltd.                                           52,400          1,638,474
Kyocera Corp.                                         34,500          3,054,550
Mitsubishi Heavy Industries Ltd.*                  2,071,000          9,854,363
Omron Corp.                                           78,800          2,263,098
Yokogawa Electric Corp.                            1,006,400         17,914,929
--------------------------------------------------------------------------------
                                                                     39,938,805
--------------------------------------------------------------------------------

MISCELLANEOUS MANUFACTURING 0.3%
Arrk Corp.*                                           44,000          1,607,613
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OFFICE EQUIPMENT/SUPPLIES 1.5%
Canon, Inc.                                          109,100          7,221,421
Seiko Epson Corp.                                     37,900          1,046,605
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                                                                      8,268,026
--------------------------------------------------------------------------------

WIRE & CABLE PRODUCTS 2.4%
Furukawa Electric Co. Ltd.*                        1,531,000         12,696,542
--------------------------------------------------------------------------------

MEDIA 1.5%
--------------------------------------------------------------------------------

ADVERTISING SERVICES 0.6%
Dentsu, Inc.                                             935          3,392,344
--------------------------------------------------------------------------------

BROADCASTING & ENTERTAINMENT 0.9%
Fuji Television Network, Inc.                          1,279          3,195,055
Usen Corp.                                            62,070          1,479,364
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                                                                      4,674,419
--------------------------------------------------------------------------------

METAL 5.9%
--------------------------------------------------------------------------------

CHEMICALS - DIVERSIFIED 0.5%
Nippon Synthetic Chemical*                           249,000          1,201,733


    The accompanying notes are an integral part of the financial statements.


The Japan Fund, Inc.

Schedule of Investments (Unaudited)

The Japan Fund, Inc.                                      AS OF MARCH 31, 2006
--------------------------------------------------------------------------------

                                                      SHARES          VALUE ($)

CHEMICALS - DIVERSIFIED (CONTINUED)
Tokuyama Corp.                                        88,000          1,492,463
--------------------------------------------------------------------------------
                                                                      2,694,196
--------------------------------------------------------------------------------

DISTRIBUTION/WHOLESALE 5.3%
MISUMI Group, Inc.                                   536,200         11,868,477
Mitsui & Co. Ltd.                                    816,000         11,800,765
Sumitomo Corp.                                       331,000          4,713,705
--------------------------------------------------------------------------------
                                                                     28,382,947
--------------------------------------------------------------------------------

STEEL - SPECIALTY 0.1%
Hitachi Metals Ltd.                                   38,000            447,192
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SERVICE INDUSTRIES 4.2%
--------------------------------------------------------------------------------

COMPUTERS - INTEGRATED SYSTEMS 1.7%
Fujitsu Ltd.                                         869,000          7,332,118
Obic Co. Ltd.                                          7,500          1,581,698
--------------------------------------------------------------------------------
                                                                      8,913,816
--------------------------------------------------------------------------------

MISCELLANEOUS COMMERCIAL SERVICES 1.6%
Mitsubishi Logistics Corp.                           164,000          2,622,551
Mitsui-Soko Co. Ltd.                                 206,000          1,197,247
Sumitomo Forestry Co. Ltd.                           202,000          2,047,633
Sumitomo Warehouse Co. Ltd.                          305,000          2,423,103
--------------------------------------------------------------------------------
                                                                      8,290,534
--------------------------------------------------------------------------------

MISCELLANEOUS CONSUMER SERVICES 0.9%
Trend Micro, Inc.*                                    85,500          3,000,382
Yahoo! Japan Corp.                                     3,382          2,063,282
--------------------------------------------------------------------------------
                                                                      5,063,664
--------------------------------------------------------------------------------

TECHNOLOGY 12.1%
--------------------------------------------------------------------------------

APPLICATIONS SOFTWARE 2.7%
Access Co. Ltd.* (A)                                     927          8,191,690
Aplix Corp.*                                             179          1,779,505
Nihon Unisys                                         189,600          2,932,042


    The accompanying notes are an integral part of the financial statements.


The Japan Fund, Inc.

Schedule of Investments (Unaudited)

The Japan Fund, Inc.                                      AS OF MARCH 31, 2006
--------------------------------------------------------------------------------

                                                      SHARES          VALUE ($)


APPLICATIONS SOFTWARE (CONTINUED)
Trans Cosmos, Inc.                                    44,000          1,424,420
--------------------------------------------------------------------------------
                                                                     14,327,657
--------------------------------------------------------------------------------

ELECTRONIC COMPONENTS/DISTRIBUTORS 6.2%
Hamamatsu Photonics (A)                               37,800          1,169,105
Hoya Corp.                                           205,000          8,273,855
Murata Manufacturing Co. Ltd.                         35,300          2,390,526
NEC Tokin Corp.                                      322,000          2,024,641
Nippon Electric Glass Co. Ltd.                       303,000          7,543,462
Sumco Corp.*                                          38,500          2,067,465
Tokyo Seimitsu Co. Ltd.                              156,600          9,354,219
--------------------------------------------------------------------------------
                                                                     32,823,273
--------------------------------------------------------------------------------

INTERNET CONNECTIV SERVICES 0.5%
Eaccess Ltd.* (A)                                      3,565          2,756,521
--------------------------------------------------------------------------------

INTERNET CONTENT - ENTERTAINMENT 0.7%
Index Corp.* (A)                                       1,732          3,649,724
--------------------------------------------------------------------------------

INTERNET INCUBATORS 1.4%
SBI Holdings, Inc.                                    13,328          7,542,228
--------------------------------------------------------------------------------

TELECOM SERVICES 0.6%
Hikari Tsushin, Inc.*                                 50,000          3,479,480
--------------------------------------------------------------------------------

TRANSPORTATION 2.8%
--------------------------------------------------------------------------------

MARINE 0.5%
Iino Kaiun Kaisha Ltd.*                              288,500          2,804,350
--------------------------------------------------------------------------------

RAILROADS 2.3%
East Japan Railway Co.                                 1,647         12,203,110
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (Cost $370,946,161)                              522,790,830
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CASH EQUIVALENT 2.3%
--------------------------------------------------------------------------------
     Brown Brothers Investment Trust - Securities
     Lending Investment Fund (B)

     (cost $ 12,231,007)                                             12,231,007

--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.


The Japan Fund, Inc.

Schedule of Investments (Unaudited)

The Japan Fund, Inc.                                      AS OF MARCH 31, 2006
--------------------------------------------------------------------------------

                                                                      VALUE ($)

     TOTAL INVESTMENTS - 100.5%
     (COST $383,177,168)+                                           535,021,837
--------------------------------------------------------------------------------


Percentages are based on Net Assets of $532,551,767.
* Non-income producing security.

(A) This security or partial position of this security was on loan at March 31, 2006. The total value of securities on loan at March 31,2006 was $11,646,566.
(B) This security was purchased with cash collateral received for securities on loan at March 31, 2006.

+At March 31, 2006, the tax basis cost of the Fund's investments was $383,177,168 and the gross unrealized appreciation and depreciation were $155,038,557 and $(3,193,888), respectively.

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

JPN-QH-001-0300




    The accompanying notes are an integral part of the financial statements.


The Japan Fund, Inc.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                          The Japan Fund, Inc.



By (Signature and Title)*             /s/ John F. McNamara
                                      ----------------------------------------
                                      John F. McNamara, President

Date: May 24, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ John F. McNamara
                                      ----------------------------------------
                                      John F. McNamara, President




Date: May 24, 2006


By (Signature and Title)*             /s/ William L. Givens
                                      ----------------------------------------
                                      William L. Givens, Chairman of the Board




Date: May 24, 2006


By (Signature and Title)*             /s/ Stephen F. Panner
                                      ------------------------------------------
                                      Stephen F. Panner, Chief Financial Officer




Date: May 24, 2006

* Print the name and title of each signing officer under his or her signature.